LONG-TERM BANK DEBT (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM BANK DEBT [Abstract]
Schedule of Currency, Linkage Terms, and Interest Rates
	Interest rate		December 31,
	2014	2015	2014	2015

	%

In or linked to US$	3.65	-	1,875	-

			1,875	-
Less - current maturities			500	-

			$1,375	$-
Weighted average interest rates at the end of the year	3.65	-